CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - Class of Stock [Domain] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 175	$ 0	$ 242	$ 0	$ 51	$ 0
Cost of revenues and ramp up of manufacturing costs	410	605	707	1,026	2,274	0
Impairment of production line					489	0
Gross loss	235	605	465	1,026	2,712	0
Operating expenses:
Research and development	441	1,333	1,324	2,440	3,943	4,912
Sales, Marketing and pre-production costs	262	373	514	659	1,063	2,354
General and administrative	574	1,292	986	2,146	3,640	6,296
Total operating expenses	1,277	2,998	2,824	5,245	8,646	13,562
Operating loss	1,512	3,603	3,289	6,271	11,358	13,562
Financial expenses (income), net:
Revaluation of warrants	526	(396)	376	(538)	(2,194)	293
Other financial expense (income)	(34)	47	(23)	505	3,713	76
Total financial expenses (income), net	492	(349)	353	(33)	1,519	369
Net loss	2,004	3,254	3,642	6,238	12,877	13,931
Deemed dividend related to warrants exchange agreement	154	0	154	0	279	0
Deemed dividend related to Series A Preferred Stock					2,899	0
Net loss attributable to holders of Common Stock	$ 2,158	$ 3,254	$ 3,796	$ 6,238	$ 16,055	$ 13,931
Basic loss per share
Basic and diluted loss per share (in dollars per share)	$ (0.07)	$ (0.14)	$ (0.15)	$ (0.28)	$ 1.85	$ 3.80
Weighted average number of Common Stock used in computing basic and diluted net loss per share (in shares)	30,243,041	22,985,523	25,845,711	22,152,675	8,678,953	3,662,615
Diluted loss per share (in dollars per share)	$ (0.07)	$ (0.15)	$ (0.15)	$ (0.29)
Weighted average number of common stock used in computing diluted net loss per share (in shares)	30,243,041	23,202,077	25,845,711	22,260,952